Schedule of Fair Value Measurement of Assets and Liabilities (Details) - AUD ($)	Dec. 31, 2023	Jul. 01, 2023	Jun. 30, 2023	Jul. 01, 2022	Jun. 30, 2022
Assets
Total assets	$ 110,698,323		$ 122,336,782		$ 108,328,908
Liabilities
Financial Derivative Liability		$ 250,921	250,921	$ 2,120,963
Financial Liability - current	6,690,484		928,867
Financial Liability – non-current			5,352,544
Total liabilities	7,949,140		8,946,817		3,999,582
Total assets	110,698,323		122,336,782		108,328,908
At fair value [member]
Assets
Investments at fair value	1,100,265		1,425,911		3,797,443
Convertible note in Asra Minerals Limited	125,000		250,000
Total assets	2,187,792		1,675,911		3,797,443
Liabilities
Financial Derivative Liability	221,954		250,921
Financial Liability - current	6,690,484		928,867
Financial Liability – non-current	5,352,544		5,352,544
Total liabilities	6,912,438		6,532,332
Loan to Alaska Asia Clean Energy Corp	962,527
Total assets	2,187,792		1,675,911		3,797,443
Level 1 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value	1,100,265		1,425,911		3,797,443
Convertible note in Asra Minerals Limited
Total assets	1,100,265		1,425,911		3,797,443
Liabilities
Financial Derivative Liability	221,954		250,921
Financial Liability - current	6,690,484		928,867
Financial Liability – non-current	5,352,544		5,352,544
Total liabilities	6,912,438		6,532,332
Total assets	1,100,265		1,425,911		3,797,443
Level 2 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value
Convertible note in Asra Minerals Limited	125,000		250,000
Total assets	1,087,527		250,000
Liabilities
Financial Derivative Liability
Financial Liability - current
Financial Liability – non-current
Total liabilities
Loan to Alaska Asia Clean Energy Corp	962,527
Total assets	1,087,527		250,000
Level 3 of fair value hierarchy [member] | At fair value [member]
Assets
Investments at fair value
Convertible note in Asra Minerals Limited
Total assets
Liabilities
Financial Derivative Liability
Financial Liability - current
Financial Liability – non-current
Total liabilities
Total assets